February 4, 2004

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: Filings - Rule 497(j)

Re:   Dreyfus Connecticut Municipal Money Market Fund, Inc.
      1933 Act File No.: 33-34845
      1940 Act File No.: 811-6014
      CIK No.:  0000863471

Dear Sir/Ma'am:

      Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 15 to the Registration Statement, electronically filed with the Securities and Exchange Commission on January 27, 2004.

      Please address any comments or questions to the attention of the undersigned at (212) 922-6785.

                                               Very truly yours,



                                               /s/ Gina M. Gomes
                                               Gina M. Gomes
                                               Paralegal
GMG